Financial Risk Management - Market Price Fluctuations - Impact on Net Earnings (Details) - Equity price risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of equity and equity-related holdings, 20% increase	$ 8,799.0
Hypothetical $ change effect on net earnings, 20% increase	$ 1,227.5
Hypothetical % change in fair value, 20% increase	19.70%
Fair value of equity and equity-related holdings, 10% increase	$ 8,074.2	$ 6,048.3
Hypothetical $ change effect on net earnings, 10% increase	$ 613.3	$ 433.9
Hypothetical % change in fair value, 10% increase	9.90%	9.40%
Fair value of equity and equity-related holdings, 5% increase		$ 5,788.2
Hypothetical $ change effect on net earnings, 5% increase		$ 216.4
Hypothetical % change in fair value, 5% increase		4.70%
Fair value of equity and equity-related holdings, no change	$ 7,350.0	$ 5,529.3
Hypothetical $ change effect on net earnings, no change	$ 0.0	$ 0.0
Hypothetical % change in fair value, no change	0.00%	0.00%
Fair value of equity and equity-related holdings, 5% decrease		$ 5,271.8
Hypothetical $ change effect on net earnings, 5% decrease		$ (215.1)
Hypothetical % change in fair value, 5% decrease		(4.70%)
Fair value of equity and equity-related holdings, 10% decrease	$ 6,627.5	$ 5,015.7
Hypothetical $ change effect on net earnings, 10% decrease	$ (611.6)	$ (428.8)
Hypothetical % change in fair value, 10% decrease	(9.80%)	(9.30%)
Fair value of equity and equity-related holdings, 20% decrease	$ 5,897.4
Hypothetical $ change effect on net earnings, 20% decrease	$ (1,228.8)
Hypothetical % change in fair value, 20% decrease	(19.80%)